Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 4,443,514	$ 3,418,190	$ 1,579,920
Unrecognized tax loss carryforwards	(1,564,257)	(1,551,027)	(1,439,780)
Recognized tax loss carryforwards	$ 2,879,257	$ 1,867,163	$ 140,140